CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (7,367,800)	$ (3,854,500)	$ (25,588,700)	$ (19,200,200)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	182,800	95,600	469,800	200,000
Stock compensation expense	80,100	945,200	3,762,900	13,245,700
Gain on loan extinguishment		(105,800)	(105,800)
Impairment expense			430,000
Non-cash interest				200
Inventory obsolescence impairment				22,200
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	16,200		9,800
Prepaid expenses and other current assets	91,500	75,400	(1,117,400)	(499,700)
Operating lease right-of-use asset	(2,227,300)
Accounts payable	(882,800)	273,600	1,411,100	(7,700)
Accrued expenses and other current liabilities	295,600	(65,400)	406,800	112,900
Deferred rent	5,500
Operating lease liability	2,227,300
Net cash used for operating activities	(7,578,900)	(2,635,900)	(20,321,500)	(6,126,600)
Cash flows from investing activities:
Purchases of property and equipment	(2,483,100)	(44,700)	(1,894,800)	(1,457,600)
Cash received from acquisition			84,000
Net cash used for investing activities	(2,483,100)	(44,700)	(1,810,800)	(1,457,600)
Cash flows from financing activities:
Proceeds from issuance of common stock			40,000,000	15,000,000
Issuance costs			(2,881,900)	(2,667,300)
Borrowings from note payable			665,900	540,500
Repayments of note payable	(168,800)	(134,600)	(573,700)	(178,100)
Exercise of stock options			125,400
Proceeds from warrant exercise				4,900
Proceeds from loan payable				115,600
Loan repayments				(10,000)
Proceeds from Series B Preferred Stock issuance				3,000,000
Net cash used for financing activities	(168,800)	(134,600)	37,335,700	15,805,600
Net change in cash and cash equivalents	(10,230,800)	(2,815,200)	15,203,400	8,221,400
Cash and cash equivalents:
Beginning of year	25,353,900	10,150,500	10,150,500	1,929,100
End of period	15,123,100	7,335,300	25,353,900	10,150,500
Supplemental disclosures of non-cash investing and financing activities:
Accounts payable and accruals for property and equipment	971,100	264,400	138,000	220,500
Cash paid for interest on note payable	$ 2,800	$ 3,700	12,200	$ 3,100
Common stock issuance for acquisition			400,000
Restricted stock units granted for acquisition			140,000
Acquisitions net of cash acquired			$ 456,000